FINANCE LEASES - Finance Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Lease Receivables
Finance lease receivable	$ 36,724,295	$ 69,203,487
Unearned financial income	(16,732,515)	(35,917,183)
Net investment in the lease	19,991,780	33,286,304
Finance Lease Receivables
Financial Lease Receivables
Allowance for losses	434,107	280,441
Up to 1 year [member]
Financial Lease Receivables
Finance lease receivable	13,745,706	23,887,476
More than a year up to two years
Financial Lease Receivables
Finance lease receivable	11,549,927	21,379,019
From two to three years
Financial Lease Receivables
Finance lease receivable	7,928,815	14,563,649
From three to five years
Financial Lease Receivables
Finance lease receivable	3,497,498	8,734,999
More than five years [member]
Financial Lease Receivables
Finance lease receivable	$ 2,349	$ 638,344